UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04379

Plan Investment Fund, Inc.

(Exact Name of Registrant as specified in charter)

2 Mid America Plaza

Suite 200

Oakbrook Terrace, Illinois 60181

(Address of Principal Executive Offices) (Zip code)

Susan A. Pickar

President and Chief Executive Officer

2 Mid America Plaza

Oakbrook Terrace, Illinois 60181

(Name and Address of Agent for Service)

COPY TO:

Robert F. Weber, Esq.

Seyfarth Shaw LLP

131 S. Dearborn Street

Suite 2400

Chicago, Illinois 60603

Registrant’s telephone number, including area code: (630) 472-7700

Date of fiscal year end: December 31

Date of reporting period: July 1, 2013 - June 30, 2014

ITEM 1:	PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period from July 1, 2013 through June 30, 2014 with respect to which the registrant was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Susan A. Pickar
Susan A. Pickar
President and Chief Executive Officer

Date: August 29, 2014